Debt Table (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Debt	$ 8,196		$ 6,463		$ 6,498
Automotive Segment [Member]
Debt Instrument [Line Items]
Debt	2,788		2,798		2,787
Energy Segment [Member]
Debt Instrument [Line Items]
Debt	907
Gaming Segment [Member]
Debt Instrument [Line Items]
Debt	171		49		62
Railcar Segment [Member]
Debt Instrument [Line Items]
Debt	275		275		275
Food Packaging Segment [Member]
Debt Instrument [Line Items]
Debt	216		216		216
Real Estate Segment [Member]
Debt Instrument [Line Items]
Debt	74		75		111
Home Fashion Segment [Member]
Debt Instrument [Line Items]
Debt	0		0		0
Senior unsecured notes [Member] | 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]
Debt Instrument [Line Items]
Debt	2,158	[1]	1,444	[1]	1,444	[1]
Senior unsecured notes [Member] | 7.75% senior unsecured notes due 2016 - Icahn Enterprises Holdings [Member]
Debt Instrument [Line Items]
Debt	1,047	[1]	1,046	[1]	1,045	[1]
Senior unsecured notes [Member] | Senior unsecured variable rate convertible notes due 2013 - Icahn Enterprises Holdings [Member]
Debt Instrument [Line Items]
Debt	556	[1]	556	[1]	556	[1]
Senior unsecured notes [Member] | Railcar Segment [Member]
Debt Instrument [Line Items]
Debt	275		275		275
Debt facilities [Member] | Automotive Segment [Member]
Debt Instrument [Line Items]
Debt	2,737		2,737		2,737
Debt facilities [Member] | Energy Segment [Member]
Debt Instrument [Line Items]
Debt	727		0
Debt facilities [Member] | Gaming Segment [Member]
Debt Instrument [Line Items]
Debt	0		49		62
Secured credit facilities [Member] | Energy Segment [Member]
Debt Instrument [Line Items]
Debt	125		0
Secured credit facilities [Member] | Gaming Segment [Member]
Debt Instrument [Line Items]
Debt	171		0
Secured credit facilities [Member] | Food Packaging Segment [Member]
Debt Instrument [Line Items]
Debt	214		214		214
Mortgages payable [Member] | Real Estate Segment [Member]
Debt Instrument [Line Items]
Debt	73		75		108
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Debt	$ 113		$ 67		$ 57

[1]	Proceeds from the issuance of each of Icahn Enterprises' notes were transferred to Icahn Enterprises Holdings under identical terms and conditions.